Contingencies, Commitments and Guarantees (Commitments - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Commitments to Fund Partnership Investments and Private Corporate Bond Investments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 1,300	$ 1,000
Mortgage Loan Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	335	128
Secured Demand Notes | Affiliated Entity
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	20	20
Securities Pledged as Collateral, at Fair Value	$ 25	$ 25